Investment Securities - Narrative (Details) - USD ($)	Nov. 26, 2022	Feb. 26, 2022	Feb. 27, 2021
Debt Securities, Available-for-sale [Line Items]
Short-term available-for-sale investment securities	$ 0	$ 0
Auction Rate Securities
Debt Securities, Available-for-sale [Line Items]
Long term available-for-sale investment securities	20,300,000	20,300,000
Valuation adjustments	$ (1,100,000)	(1,100,000)	$ (800,000)
Long term available-for-sale investment securities		20,300,000	20,300,000
Short term held-to-maturity securities		$ 0	$ 0